Earnings (Loss) Per Share - Summary of Earnings (Loss) Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit (loss) for the period (in € thousands)	€ (10,399)	€ 9,058	€ 58,201	€ 9,058
Weighted average number of ordinary shares for the period (shares)	49,668,718,000	43,686,717,000
Basic earnings (loss) per share (€/share)	€ (0.21)	€ 0.21
Diluted earnings (loss) per share (€/share)	€ (0.21)	€ 0.19